NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
NOTES PAYABLE.
NOTES PAYABLE

NOTE 7.   NOTES PAYABLE

Our notes payable consisted of the following:

	March 31,	December 31,
	2021	2020
2020 10% Notes	$4,260,000	$2,600,000
2019 15% Notes	—	200,000
Related party note payable	340,000	340,000
Unamortized debt discount	(1,029,965)	(251,456)
	3,570,035	2,888,544
Less: Current portion	—	—
Long-term portion	$3,570,035	$2,888,544

10% Notes

In December 2020, we entered into a Securities Purchase Agreement (the “Securities Purchase Agreement’) with certain accredited investors (the “10% Investors”), pursuant to which we issued and sold senior convertible promissory notes (the “10% Notes”) with an aggregate principal amount of $2,940,000 in exchange for payment to us by certain 10% Investors of an aggregate amount of $1,940,000 in cash, as well as cancellation of outstanding indebtedness of the 15% Notes (defined below) in the aggregate amount of $1,000,000. In connection with the issuance of the 10% Notes, the holders of the 10% Notes received warrants (the “10% Warrants”) to purchase shares of our common stock equal to 20% coverage of the aggregate principal amount at $0.56 per share. In the aggregate, this equals 1,050,011 shares of our common stock. The 10% Notes bear interest at an annual rate of 10% and will mature on December 23, 2023. The 10%

Investors have the option at any time to convert up to 50% of the outstanding unpaid principal and accrued interest of the 10% Notes into Common Stock at a variable price of 80% of the market price but no less than $0.65 per share and no more than $1.00 per share. The 10% Warrants are exercisable at an exercise price of $0.56 per warrant.

The relative fair value of the new funding on the 10% Warrants was recorded as a debt discount and additional paid-in capital of $254,400.  The relative fair value of the cancellation of the outstanding indebtedness was recorded as an extinguishment of debt and additional paid-in capital of $131,000.  For the three months ended March 31, 2021 and 2020, amortization of debt discount expense was $21,393 and $0, respectively, from the 10% Notes issued in December 2020.  We determined there was no beneficial conversion feature on the 10% Notes issued in December 2020. The 10% Notes are treated as conventional debt.

For purposes of determining the debt discount, the underlying assumptions used in the binomial lattice model to determine the fair value of the 10% Warrants as of December 23, 2020, were:

Current stock price	$0.53
Exercise price	$0.56
Risk-free interest rate	0.38%
Expected dividend yield	—
Expected term (in years)	5.0
Expected volatility	115%

On February 8, 2021, we entered into a Securities Purchase Agreement with an accredited a 10% Investor, pursuant to which we issued and sold 10% Notes with an aggregate principal amount of $1,660,000 to such 10 % Investor.  The 10% Notes are part of an over-allotment option exercised by us in connection with the convertible note offering consummated on December 23, 2020, as discussed above. In connection with the issuance of the 10% Notes, the holder received warrants to purchase shares of our common stock equal to 20% coverage of the aggregate principal amount at $0.56 per share. In the aggregate, this equals 592,858 shares of our common stock with a par value $0.001 per share. The 10% Notes bear interest at an annual rate of 10% and will mature on February 8, 2024.  The 10% Investor has the option to convert up to 50% of the outstanding unpaid principal and accrued interest of the 10% Notes into Common Stock at a variable price of 80% of the market price but no less than $0.65 per share and no more than $1.00 per share. The 10% Warrants are exercisable at an exercise price of $0.56 per warrant.

The relative fair value of the new funding on the 10% Warrants was recorded as a debt discount and additional paid-in capital of $429,300. We determined that this 10% Note had a beneficial conversion feature and is calculated at its intrinsic value (that is, the difference between the effective conversion price of $0.66 at the date of the note issuance and the fair value of the common stock into which the debt is convertible at the commitment date, per share being $0.90, multiplied by the number of shares into which the debt is convertible).  The valuation of the beneficial conversion feature recorded cannot be greater than the face value of the note issued.  We recorded $417,539 as additional paid in capital and a debt discount and included in our consolidated statement of operations. For the three months ended March 31, 2021 and 2020, amortization of debt discount expense was $28,531 and $0, respectively, from the 10% Notes issued in February 2021. The 10% Notes are treated as conventional debt.

For purposes of determining the debt discount, the underlying assumptions used in the binomial lattice model to determine the fair value of the 10% Warrants as of February 8, 2021, were:

Current stock price	$1.12
Exercise price	$0.56
Risk-free interest rate	0.48%
Expected dividend yield	—
Expected term (in years)	5.0
Expected volatility	118%

15% Notes

In December 2019, we completed a private placement with certain accredited investors pursuant to an unsecured promissory note (the “15% Notes”) with an aggregate principal amount of $300,000.  In February and March 2020, we completed private placements with certain accredited investors, including some holders of our 2019 12% Notes (as defined below), of 15% Notes with an aggregate principal amount of $2,031,000 in exchange for $525,000 of new funding and the cancellation of $1,506,000 aggregate principal amount of the 2019 12% Notes.  The 15% Notes have an annual interest rate of 15% and matured on January 31, 2021. $1.0 million of the 15% Notes were exchanged for the 10% Notes (see above), $2.1 million was paid in full in December 2020 and the remaining $200,000 was paid in full in the three months ended March 31, 2021. The 15% Notes provide that they shall be repaid in full out of the proceeds of any new debt or equity capital raise with net proceeds of more than $5,000,000.  In connection with the issuance of the 15% Notes, each holder of 15% Notes received three warrants (i.e., a 2020 A Warrant, a 2020 B Warrant and a 2020 C Warrant) to acquire shares of common stock at an exercise price equal to $0.45 per share, with the number of shares subject to each warrant equal to one share for each $1.00 of principal amount of 15% Notes issued to the noteholder.  The 2020 A Warrants had an expiration date of December 31, 2020, the 2020 B Warrants have an expiration date of December 31, 2021, and the 2020 C Warrants have an expiration date of December 31, 2022 (collectively, the “15% Warrants”).  By way of example, if an investor was issued a 15% Note with a principal amount of $250,000, such noteholder would receive a 2020 A Warrant to purchase 250,000 shares of common stock, a 2020 B Warrant to purchase 250,000 shares of common stock and a 2020 C Warrant to purchase 250,000 shares of common stock.  Accordingly, as of March 31, 2020, the Company has issued 15% Warrants to purchase a total of 6,993,000 shares of common stock to the holders of 15% Notes. The exercise price of these warrants is subject to adjustment as a result of certain future equity issuances of securities by the Company at a price below the then-effective exercise price of the 15% Warrants. As a result of such subsequent issuances of securities by the Company during the second quarter of 2020, the exercise price of the 15% Warrants had decreased to $0.3983 per share. In December 2020, the warrant holders exercised 1,131,000 of the 2020 A Warrants into 282,813 shares of our common stock through cashless exercise.

We received $300,000 of cash in December 2019 and an additional $525,000 of cash January 2020 through March 2020 for issuing the 15% Notes.  The relative fair value of the new funding on the 15% Warrants was recorded as a debt discount and additional paid-in capital of $333,056.  The relative fair value of the cancellation of the outstanding indebtedness was recorded as an extinguishment of debt and additional paid-in capital of $668,335.  For the three months ended March 31, 2021 and 2020, amortization of debt discount expense was $0 and $69,159, respectively, from the 15% Notes. The 15% Notes are otherwise treated as conventional debt.

For purposes of determining the debt discount, the underlying assumptions used in the binomial lattice model to determine the fair value of the 15% Warrants as of March 2020, were:

Current stock price	$0.45 - 0.67
Exercise price	$0.45
Risk-free interest rate	0.68 - 1.62%
Expected dividend yield	—
Expected term (in years)	0.83 - 3.06
Expected volatility	112 - 119%

NOTE 13.   NOTES PAYABLE

Our notes payable consisted of the following:

	December 31,	December 31,
	2020	2019
2020 10% Notes	$2,600,000	$—
2019 12% Notes	—	1,506,000
SBI Note	—	750,000
2019 15% Notes	200,000	200,000
Related party note payable	340,000	100,000
Unamortized debt discount	(251,456)	(225,649)
	2,888,544	2,330,351
Less: Current portion	—	(2,330,351)
Long-term portion	$2,888,544	$—

Aggregate Maturities

As of December 31, 2020, aggregate future contractual maturities of long-term debt (excluding issue discounts) are as follows:

Year ending December 31,	Amount
2021	$—
2022	200,000
2023	2,940,000
$3,140,000

10% Notes

In December 2020, we entered into a Securities Purchase Agreement (the “Securities Purchase Agreement’) with certain accredited investors (the “10% Investors”), pursuant to which we issued and sold senior convertible promissory notes (the “10% Notes”) with an aggregate principal amount of $2,940,000 in exchange for payment to us by certain 10% Investors of an aggregate amount of $1,940,000 in cash, as well as cancellation of outstanding indebtedness of the 15% Notes (defined below) in the aggregate amount of $1,000,000. In connection with the issuance of the 10% Notes, the holders of the 10% notes received warrants (the “10% Warrants”) to purchase shares of our common stock equal to 20% coverage of the aggregate principal amount at $0.56 per share. In the aggregate, this equals 1,050,011 shares of our common stock. The 10% Notes will bear interest at an annual rate of 10% and will mature on December 23, 2023. The 10% Investors have the option at any time to convert up to 50% of the outstanding unpaid principal and accrued interest of the Notes into Common Stock at a variable price of 80% of the market price but no less than $0.65 per share and no more than $1.00 per share. The 10% Warrants are exercisable at an exercise price of $0.56 per 10% Warrant.

The relative fair value of the new funding on the 10% Warrants was recorded as a debt discount and additional paid-in capital of $254,400.  The relative fair value of the cancellation of the outstanding indebtedness was recorded as an extinguishment of debt and additional paid-in capital of $131,000.  For the years ended December 31, 2020 and 2019, amortization of debt discount expense was $2,944 and $0, respectively, from the 10% Notes.  We determined there was no beneficial conversion feature on the 10% Notes. The 10% Notes are treated as conventional debt.

For purposes of determining the debt discount, the underlying assumptions used in the binomial lattice model to determine the fair value of the 10% Warrants as of December 31, 2020, were:

Current stock price	$0.53
Exercise price	$0.56
Risk-free interest rate	0.38%
Expected dividend yield	—
Expected term (in years)	5.0
Expected volatility	115%

SBI Debt

In July 2019, we completed a $855,000 private placement pursuant to a promissory note (“SBI Note”) with SBI Investments LLC, 2014-1 (“SBI”), bearing interest at 10% with principal due on October 18, 2019.  On October 18, 2019, SBI agreed to an extension of the maturity date of the SBI Note to November 1, 2019. On November 1, 2019, SBI agreed to another extension of the maturity date to November 15, 2019.  On November 15, 2019, SBI agreed to another extension of the maturity date to November 29, 2019 with an increase in principal amount of the note from $855,000 to $905,000.  On November 27, 2019, SBI agreed to an extension of the maturity date to December 13, 2019.  On December 13, 2019, SBI agreed to extend the maturity date to December 20, 2019.  On December 30, 2019, SBI agreed to extend the maturity date of the note to January 31, 2020, upon the payment of $195,911, of which $40,911 was for accrued interest and $155,000 towards the outstanding principal of the SBI Note.

On February 18, 2020, we entered into a promissory note exchange agreement with SBI pursuant to which the original SBI Note was exchanged for a new convertible promissory note (the “Convertible Note”).  The Convertible Note has a principal amount of $934,000, an interest rate of 10% per annum and a maturity date of February 18, 2021.  The Convertible Note may be converted at the option of SBI into shares of common stock at a conversion price equal to 80% of the Market Price; provided that the conversion price shall in no event be less than $0.45 per share. If at any time, the borrower issues or sells any shares of common stock for a consideration per share less than the conversion price in effect on the date of such issuance, the holder shall have the right to utilize the price per share of the dilutive issuance as the conversion price for such conversion. On May 29, 2020, we issued shares at $0.40 per share, and as such, the conversion price was decreased to a floor of $0.40 per share.  The exchange of the SBI Note for the Convertible Note is treated as a debt extinguishment.  The additional $184,000 of principal was treated as a debt extinguishment and included in our consolidated statement of operations.  We determined that the Convertible Note should be accounted for in accordance with FASB ASC 470-20 which addresses “Accounting for Convertible Securities with Beneficial Conversion Features”.  The beneficial conversion feature is calculated at its intrinsic value (that is, the difference between the effective conversion price of $0.49 at the date of the note issuance and the fair value of the common stock into which the debt is convertible at the commitment date, per share being $0.61, multiplied by the number of shares into which the debt is convertible).  The valuation of the beneficial conversion feature recorded cannot be greater than the face value of the note issued.  We recorded $233,500 as additional paid in capital and as a debt extinguishment and included in our consolidated statement of operations. As of December 31, 2020, SBI converted all of the $934,000 aggregate principal amount of the Convertible Note and approximately $23,000 of accrued interest into 2,215,892 shares of our common stock.

15% Notes

In December 2019, we completed a private placement with certain accredited investors pursuant to an unsecured promissory note (the “15% Notes”) with an aggregate principal amount of $300,000.  In February and March 2020, we completed private placements with certain accredited investors, including some holders of our 2019 12% Notes (as defined below), of 15% Notes with an aggregate principal amount of $2,031,000 in exchange for $525,000 of new funding and the cancellation of $1,506,000 aggregate principal amount of the 2019 12% Notes.  The 15% Notes have an annual interest rate of 15% and mature on January 31, 2021. $1.0 million of the 15% Notes were exchanged for the 10% Notes (see above), $2.1 million was paid in full in December 2020 and the remaining $200,000 was paid in full in the first quarter 2021. The 15% Notes provide that they shall be repaid in full out of the proceeds of any new debt or equity capital raise with net proceeds of more than $5,000,000.  In connection with the issuance of the 15% Notes, each holder of 15% Notes received three warrants (i.e., a 2020 A Warrant, a 2020 B Warrant and a 2020 C Warrant) to acquire shares of common stock at an exercise price equal to $0.45 per share, with the number of shares subject to each warrant equal to one share for each $1.00 of principal amount of 15% Notes issued to the noteholder.  The 2020 A Warrants have an expiration date of December 31, 2020, the 2020 B Warrants have an expiration date of December 31, 2021, and the 2020 C Warrants have an expiration date of December 31, 2022 (collectively, the “15% Warrants”).  By way of example, if an investor was issued a 15% Note with a principal amount of $250,000, such noteholder would receive a 2020 A Warrant to purchase 250,000 shares of common stock, a 2020 B Warrant to purchase 250,000 shares of common stock and a 2020 C Warrant to purchase 250,000 shares of common stock.  Accordingly, as of March 31, 2020, the Company has issued 15% Warrants to purchase a total of 6,993,000 shares of common stock to the holders of 15% Notes. In December 2020, the warrant holders exercised 1,131,000 of the 2020 A Warrants into 282,813 shares of our common stock through cashless exercise. We recorded $3,653 to additional paid in capital and $33,961 to accrued stock, as 259,415 shares need to be issued as of December 31, 2020.

We received $300,000 of cash in December 2019 and an additional $525,000 of cash January 2020 through March 2020 for issuing the 15% Notes.  The relative fair value of the new funding on the 15% Warrants was recorded as a debt discount and additional paid-in capital of $333,056.  The relative fair value of the cancellation of the outstanding indebtedness was recorded as an extinguishment of debt and additional paid-in capital of $668,335.  For the year ended December 31, 2020 and 2019, amortization of debt discount expense was $279,676 and $2,883, respectively, from the 15% Notes. The 15% Notes are otherwise treated as conventional debt.

For purposes of determining the debt discount, the underlying assumptions used in the binomial lattice model to determine the fair value of the 15% Warrants as of March 2020, were:

Current stock price	$0.45 - 0.67
Exercise price	$0.45
Risk-free interest rate	0.68 - 1.62%
Expected dividend yield	—
Expected term (in years)	0.83 - 3.06
Expected volatility	112 - 119%

Loan on Building

On January 8, 2020 we entered into a $975,000 deed of trust (the “Mortgage Loan”) secured by a first mortgage lien on the property located in Denver, Colorado.  The Mortgage Loan matures on December 31, 2020 and accrues interest at a rate of equal to the greater of 5.25% in excess of the Prime Rate or 10% per annum, payable on a monthly basis.  This loan was paid in full on March 20, 2020 with the sale of our building.

2019 12% Notes

In September 2019, we completed a private placement with certain accredited investors pursuant to (a) a senior unsecured promissory note, bearing interest at 12% payable quarterly, with principal due October 31, 2020, with an option for us to extend the due date to October 31, 2021 (“2019 12% Notes”) and (b) warrants with an exercise price of $1.30 per share and a life of 1.1 years; however, if we prepay at any time the life extends to October 31, 2022 (“2019 12% Warrants”) (combined the “2019 12% Agreements”). We may prepay the 2019 12% Notes at any time, but in any event must pay at least one year of interest.

We issued an aggregate of $1,506,000 under the 2019 12% Notes and warrants to purchase an aggregate of 1,506,000 shares of common stock. We received $400,000 in cash and $1,106,000 from modifying the outstanding principal under the 8.5% Notes; see 8.5% Notes below. The change in terms of the 8.5% Notes is treated as a debt extinguishment and the fair value of the warrants of $298,500 is included in our consolidated statement of operations and as additional paid-in capital.

The relative fair value of the 2019 12% Warrants was recorded as a debt discount and additional paid-in capital of $93,500. For the years ended December 31, 2020 and 2019, amortization of debt discount includes $12,635 and $23,432. The 2019 12% Notes are otherwise treated as conventional debt.

In February 2020, we issued $1,506,000 aggregate principal amount of 15% Notes to the holders of the outstanding 12% Notes in exchange for the cancellation of the outstanding 12% Notes. The exchange was treated as an extinguishment of debt.

For purposes of determining the loss on extinguishment of debt and the debt discount, the underlying assumptions used in the Black-Scholes model to determine the fair value of the 2019 12% Warrants were:

Current stock price	$0.82 - 0.92
Exercise price	$1.30
Risk-free interest rate	1.63 - 1.68%
Expected dividend yield	—
Expected term (in years)	1.10
Expected volatility	124%

8.5% Notes

In April 2018, we completed a $7,500,000 private placement pursuant to a promissory note (“8.5% Notes”) and warrant purchase agreement (the “8.5% Agreement”) with certain accredited investors, bearing interest at 8.5%, with principal due May 1, 2019, and interest payable quarterly. During the second quarter this note was extended to be due June 1, 2019. On June 6, 2019, we made payments of approximately $5.7 million, leaving approximately $1.1 million outstanding. In the event of default, the interest rate increases to 18%. The 8.5% Notes are collateralized by a security interest in substantially all of our assets. We may prepay the 8.5% Notes at any time, but in any event must pay at least one year of interest. In September 2019, we modified the debt agreement into the 2019 12% Notes. The debt modification was treated as an extinguishment of debt.

Subject to the terms and conditions of the 8.5% Agreement, each investor was granted fully-vested warrants equal to their note principal times 80%, or six million warrants, with an exercise price of $2.35 per share and a life of two years (the “8.5% Warrants”). Should we issue any equity-based instruments at a price lower than the exercise price(s) of the 8.5% Warrants, other than under our Incentive Plan (as defined below), the exercise price(s) of the 8.5% Warrants will be adjusted to the lower price. If the shares underlying the 8.5% Warrants were not registered for resale on a registration statement within six months, we would have issued an additional warrant to each purchaser at the same exercise price for one-half of the shares covered by the initial 8.5% Warrants. A registration statement related to the 8.5% Warrants was declared effective on June 5, 2018. We may call the 8.5% Warrants at $0.01 per share if our stock trades above $8.00 per share for 15 consecutive days. The 8.5% Warrants may be exercised at the option of the holder by paying cash or by applying the amount due under the 8.5% Notes as consideration.

We received $7,500,000 of cash for issuing the 8.5% Notes. The relative fair value of the 8.5% Warrants was recorded as a debt discount and additional paid-in capital of $5,366,000. For the years ended December 31, 2020 and 2019, amortization of debt discount expense was $0 and $1,575,094, respectively, from the 8.5% Notes. The 8.5% Notes are otherwise treated as conventional debt.

For purposes of determining the debt discount, the underlying assumptions used in the binomial lattice model to determine the fair value of the 8.5% Warrants as of April 2018, were:

Current stock price	$4.18
Exercise price	$2.35
Risk-free interest rate	2.46%
Expected dividend yield	—
Expected term (in years)	2.0
Expected volatility	134%
Number of iterations	5